Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 332,871	$ 272,092
Short-term deposits	187,000	27,000
Accounts receivable, net of allowance for credit losses of $0.7 million and $0.9 million as of September 30, 2021 and December 31, 2020	121,848	106,068
Inventories	119,925	131,672
Prepaid expenses	8,634	6,717
Other current assets	27,317	16,943
Total current assets	797,595	560,492
Non-current assets
Property, plant and equipment, net	199,668	201,232
Goodwill	39,750	35,694
Other intangible assets, net	117,010	131,569
Operating lease right-of-use assets	15,624	21,298
Other non-current assets	58,365	39,717
Total non-current assets	430,417	429,510
Total assets	1,228,012	990,002
Current liabilities
Accounts payable	48,292	16,987
Accrued expenses and other current liabilities	30,875	31,061
Accrued compensation and related benefits	36,983	25,659
Deferred revenues - short term	49,104	49,165
Operating lease liabilities - short term	7,514	9,282
Total current liabilities	172,768	132,154
Non-current liabilities
Deferred revenues - long term	17,980	14,227
Operating lease liabilities - long term	8,353	12,567
Contingent consideration	40,589	37,400
Other non-current liabilities	37,869	34,059
Total non-current liabilities	104,791	98,253
Total liabilities	277,559	230,407
Contingencies (see note 12)
Redeemable non-controlling interests		227
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousand shares; 65,467 thousand shares and 56,617 thousand shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	182	155
Additional paid-in capital	3,001,685	2,753,955
Accumulated other comprehensive loss	(8,372)	(8,846)
Accumulated deficit	(2,043,042)	(1,985,896)
Total equity	950,453	759,368
Total liabilities and equity	$ 1,228,012	$ 990,002